INCOME TAXES (Details 1) (USD $)	Feb. 28, 2013	Feb. 29, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 21,529,307	$ 15,304,087
Tax credit carryforwards	307,657	0
Stock-based compensation	2,028,017	1,447,029
Property and equipment	279,953	147,494
Trade accounts receivable	104,538	119,675
Other	236,094	0
Total deferred tax assets	24,485,566	17,018,285
Less: valuation allowance	(21,848,032)	(7,775,001)
Net deferred tax assets	2,637,534	9,267,281
Deferred tax liabilities:
Intangible assets	(6,155,186)	(12,784,933)
Net deferred tax assets	$ (3,517,652)	$ (3,517,652)